Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

		HSBC		HSBC Holdings[1]
		2019	2018	2019	2018
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees		20,214	23,518	11,061	8,627
– performance and other guarantees		75,933	71,484	—	—
– other contingent liabilities		1,576	1,408	289	215
At 31 Dec		97,723	96,410	11,350	8,842
Commitments:	2
– documentary credits and short-term trade-related transactions		6,316	7,083	—	—
– forward asset purchases and forward deposits placed		56,326	67,265	—	—
– standby facilities, credit lines and other commitments to lend		734,966	705,918	—	—
At 31 Dec		797,608	780,266	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.

2	Includes $600,029m of commitments at 31 December 2019 (31 December 2018: $592,008m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment